Capitalized Software Development Costs, Net (Details) - Schedule of changes in capitalized software development costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of changes in capitalized software development costs [Abstract]
Balance at the beginning of the year	$ 22,434	$ 23,761
Capitalization	5,665	5,160
Amortization	(5,668)	(4,859)	$ 4,824
Functional currency translation adjustments	1,522	(1,628)
Balance at year end	$ 23,953	$ 22,434	$ 23,761